Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 512	$ 492	$ 441
Repayment and repurchase of term loan	$ 604
Borrowings, maturity	January 2026
Percentage of principal payment to be paid per quarter	0.25%
Secured bank loans received current	$ 67	63
Motor Vehicles Held For Leasing [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 294	$ 242	$ 247